REVENUE (Details 1) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Contract assets, Beginning balance	$ 338,000	[1]	$ 733,000	[1]	$ 733,000	[1]	$ 1,282,000
Contract asset additions	285,000		641,000		5,841,000		8,572,000
Reclassification to accounts receivable, billed to customers	(338,000)		(733,000)		(6,236,000)		(9,121,000)
Contract assets, Ending balance	285,000	[2]	$ 641,000	[2]	338,000	[1]	$ 733,000	[1]
Open World Ltd. [Member]
Contract assets, Beginning balance
Contract assets, Ending balance	30,000
Contract liabilities, Beginning balance	125,590
Advance billings and customer prepayments contract assets
Advance billings and customer prepayments contract liabilities	551,256
Revenue recognized in advance of billing contract assets	30,000
Revenue recognized in advance of billing contract liabilities
Reduction due to revenue recognized contract assets
Reduction due to revenue recognized contract liabilities	(571,687)
Contract liabilities, Ending balance	$ 105,159				$ 125,590

[1]	Included within "Unbilled revenue" on the accompanying Consolidated Balance Sheets.
[2]	Included within "Unbilled revenue" on the accompanying Consolidated Balance sheets.